Other Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2025
Other Receivable and Prepaid Expenses [Abstract]
OTHER RECEIVABLE AND PREPAID EXPENSES	NOTE 4B:- OTHER RECEIVABLE AND PREPAID EXPENSES
	December 31,
	2025	2024

Government authorities	$430	$173
Advances to suppliers	615	655
Prepaid expenses	285	248
Other	110	74

	$1,440	$1,150